Employee Benefit Plans (Allocation of Share-based Compensation Costs) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 198,682	$ 160,509
Income tax benefit	79,354	64,107
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	140,873	148,996
Income tax benefit	$ 56,265	$ 54,458